Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

The components of property and equipment as of December 31, 2025 and 2024 are as follows:

	As of December 31,
	2025	2024

Cost:
Servers, computer and network equipment	140	140
Buildings and improvements	2,703	-
Machinery and facility equipment	7,244	-
Mining equipment	134,569	143,160
Total cost	144,656	143,300

Less: accumulated depreciation
Servers, computers and network equipment	(137)	(114)
Buildings and improvements	(92)	-
Machinery and facility equipment	(2,468)	-
Mining equipment	(79,954)	(67,279)
Total accumulated depreciation	(82,651)	(67,393)

Less: accumulated impairment loss	(41,333)	(19,926)

Property and equipment, net	20,672	55,981